Cover	Sep. 18, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2025
Entity File Number	001-42609
Entity Registrant Name	Texas Ventures Acquisition III Corp
Entity Central Index Key	0002033991
Entity Tax Identification Number	98-1802457
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1012 Springfield Avenue
Entity Address, City or Town	Mountainside
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07092
City Area Code	201
Local Phone Number	985-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	TVACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TVA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TVACW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5090 Richmond Avenue
Entity Address, Address Line Two	Suite 319
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056